Expense Example - Investor A, C and Institutional - BLACKROCK MANAGED INCOME FUND	Apr. 30, 2021 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	333
Expense Example, with Redemption, 10 Years	810
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	468
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	838
Expense Example, with Redemption, 10 Years	1,425
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	247
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	863
Expense Example, with Redemption, 10 Years	$ 1,731